Shareholder Report, Average Annual Return (Details)	12 Months Ended		20 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000149406 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	21.40%	[1]			10.47%	6.46%
C000149407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	14.38%	[2]			9.93%	5.14%
C000149409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	9.72%	[3]			13.59%	10.11%
C000149410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	(4.54%)	[4]			12.53%	7.95%
C000238811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	16.31%	[5]		18.66%
C000246653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	14.16%	[6]	22.24%
C000246654 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	6.51%	[7]	17.81%
MSCI World ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	13.70%				10.65%	6.36%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	17.18%				5.40%	5.77%
Russell 1000 Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (Gross)
Average Annual Return, Percent	16.54%		23.21%	20.14%	15.49%	13.38%
Russell 3000 Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (Gross)
Average Annual Return, Percent	15.68%				15.19%	13.02%
Hartford Risk Optimized Multifactor Developed Markets ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
Average Annual Return, Percent	21.73%				10.67%	6.63%
Hartford Multifactor Emerging Markets Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Multifactor Emerging Markets Equity Index
Average Annual Return, Percent	14.89%				10.87%	0.00%	[8]
Hartford Multifactor Large Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Multifactor Large Cap Index
Average Annual Return, Percent	9.91%				13.75%	0.00%	[9]
Hartford Multifactor Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Multifactor Small Cap Index
Average Annual Return, Percent	(4.19%)				12.92%	0.00%	[10]
Russell 2000 Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (Gross)
Average Annual Return, Percent	(0.55%)				9.81%	7.43%
Hartford Disciplined US Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Disciplined US Equity Index
Average Annual Return, Percent	16.52%			18.89%
Hartford US Quality Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford US Quality Growth Index
Average Annual Return, Percent	14.49%		22.59%
Russell 1000 Growth Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (Gross)
Average Annual Return, Percent	23.75%		29.77%
Russell 1000 Value Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (Gross)
Average Annual Return, Percent	8.79%		15.63%
Hartford US Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford US Value Index
Average Annual Return, Percent	6.70%		17.58%

[1]	Cumulative performance for the period was 14.78%.
[2]	Cumulative performance for the period was 7.88%.
[3]	Cumulative performance for the period was 5.36%.
[4]	Cumulative performance for the period was (2.63)%.
[5]	Cumulative performance for the period was 11.16%.
[6]	Cumulative performance for the period was 9.62%.
[7]	Cumulative performance for the period was 4.24%.
[8]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
[9]	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
[10]	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.